State Street Nuveen Municipal Bond ETF Investment Objectives and Goals - State Street Nuveen Municipal Bond ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® Nuveen Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Nuveen Municipal Bond ETF (the “Fund”) seeks to provide current income that is exempt from regular federal income taxes.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective when consistent with the Fund's primary objective.